Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000000677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class A) —including sales charge
Account Value	$ 22,379	$ 22,379	$ 22,379	$ 16,303	$ 14,896	$ 18,325	$ 13,080	$ 12,258	$ 10,852	$ 10,856	$ 9,537	$ 9,211	$ 9,450
Average Annual Return, Percent	29.71%	11.51%	8.39%
C000000677 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class A) —excluding sales charge
Average Annual Return, Percent	37.24%	12.79%	9.00%
C000000679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class C) —including sales charge
Account Value	$ 22,296	$ 22,296	$ 22,296	16,246	14,844	18,405	13,241	12,496	11,144	11,233	9,943	9,678	10,000
Average Annual Return, Percent	35.25%	11.95%	8.35%
C000000679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class C) —excluding sales charge
Average Annual Return, Percent	36.25%	11.95%	8.35%
C000000680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R)
Account Value	$ 23,105	$ 23,105	$ 23,105	16,871	15,453	19,056	13,644	12,816	11,374	11,401	10,043	9,728	10,000
Average Annual Return, Percent	36.95%	12.51%	8.74%
C000081511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class S)
Account Value	$ 23,918	$ 23,918	$ 23,918	17,414	15,893	19,528	13,929	13,040	11,530	11,522	10,112	9,758	10,000
Average Annual Return, Percent	37.35%	12.90%	9.11%
C000069441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class Y)
Account Value	$ 24,288	$ 24,288	$ 24,288	17,643	16,082	19,738	14,063	13,140	11,603	11,576	10,143	9,776	10,000
Average Annual Return, Percent	37.67%	13.07%	9.28%
C000021943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R5)
Account Value	$ 24,412	$ 24,412	$ 24,412	17,740	16,155	19,824	14,122	13,184	11,632	11,603	10,161	9,778	10,000
Average Annual Return, Percent	37.62%	13.11%	9.34%
C000120713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R6)
Account Value	$ 24,584	$ 24,584	$ 24,584	17,857	16,258	19,926	14,183	13,232	11,671	11,632	10,179	9,788	10,000
Average Annual Return, Percent	37.67%	13.19%	9.41%
C000000691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class A) —including sales charge
Account Value	$ 20,488	$ 20,488	$ 20,488	16,000	16,356	16,505	12,404	13,524	11,975	12,008	10,755	10,120	9,450
Average Annual Return, Percent	21.02%	7.45%	7.44%
C000000691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class A) —excluding sales charge
Average Annual Return, Percent	28.08%	8.67%	8.05%
C000000693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class C) —including sales charge
Account Value	$ 20,425	$ 20,425	$ 20,425	15,947	16,303	16,572	12,553	13,788	12,302	12,427	11,212	10,636	10,000
Average Annual Return, Percent	26.14%	7.86%	7.40%
C000000693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class C) —excluding sales charge
Average Annual Return, Percent	27.14%	7.86%	7.40%
C000029594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R)
Account Value	$ 21,149	$ 21,149	$ 21,149	16,555	16,964	17,162	12,938	14,137	12,545	12,611	11,321	10,687	10,000
Average Annual Return, Percent	27.82%	8.39%	7.78%
C000069443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class Y)
Account Value	$ 22,228	$ 22,228	$ 22,228	17,316	17,656	17,770	13,325	14,495	12,797	12,801	11,437	10,736	10,000
Average Annual Return, Percent	28.37%	8.93%	8.32%
C000029595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Investor Class)
Account Value	$ 21,850	$ 21,850	$ 21,850	17,043	17,397	17,538	13,176	14,348	12,697	12,722	11,390	10,716	10,000
Average Annual Return, Percent	28.20%	8.78%	8.13%
C000021945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R5)
Account Value	$ 22,342	$ 22,342	$ 22,342	17,395	17,723	17,831	13,368	14,528	12,824	12,821	11,449	10,741	10,000
Average Annual Return, Percent	28.44%	8.99%	8.37%
C000120714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R6)
Account Value	$ 22,540	$ 22,540	$ 22,540	17,537	17,854	17,958	13,453	14,604	12,873	12,865	11,471	10,757	10,000
Average Annual Return, Percent	28.52%	9.07%	8.47%
C000063683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class A) —including sales charge
Account Value	$ 33,015	$ 33,015	$ 33,015	22,606	19,972	29,985	22,072	16,819	14,331	13,400	10,371	10,288	9,450
Average Annual Return, Percent	37.95%	13.15%	12.69%
C000063683 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class A) —excluding sales charge
Average Annual Return, Percent	46.01%	14.44%	13.32%
C000063685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class C) —including sales charge
Account Value	$ 32,866	$ 32,866	$ 32,866	22,508	19,885	30,098	22,318	17,135	14,717	13,855	10,812	10,802	10,000
Average Annual Return, Percent	43.90%	13.58%	12.64%
C000063685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class C) —excluding sales charge
Average Annual Return, Percent	44.90%	13.58%	12.64%
C000063686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class P)
Account Value	$ 35,450	$ 35,450	$ 35,450	24,251	21,386	32,072	23,566	17,932	15,255	14,239	11,010	10,903	10,000
Average Annual Return, Percent	46.18%	14.60%	13.49%
C000081512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class S)
Account Value	$ 35,270	$ 35,270	$ 35,270	24,138	21,300	31,950	23,489	17,876	15,222	14,210	10,991	10,890	10,000
Average Annual Return, Percent	46.11%	14.56%	13.43%
C000069444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class Y)
Account Value	$ 35,818	$ 35,818	$ 35,818	24,463	21,553	32,294	23,707	18,024	15,320	14,285	11,034	10,920	10,000
Average Annual Return, Percent	46.42%	14.72%	13.61%
C000069445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class R5)
Account Value	$ 35,854	$ 35,854	$ 35,854	24,493	21,584	32,347	23,761	18,059	15,353	14,308	11,044	10,924	10,000
Average Annual Return, Percent	46.38%	14.70%	13.62%
C000188847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class R6)
Account Value	$ 35,705	$ 35,705	$ 35,705	24,385	21,477	32,160	23,606	17,932	15,232	14,197	10,975	10,886	10,000
Average Annual Return, Percent	46.43%	14.77%	13.57%
C000209248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class A) —including sales charge
Account Value	$ 26,948	$ 26,948	$ 26,948	19,188	17,271	20,975	14,895	13,384	11,816	11,674	9,732	9,523	9,450
Average Annual Return, Percent	32.71%	13.73%	10.42%
C000209248 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	40.43%	15.02%	11.05%
C000209247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class C) —including sales charge
Account Value	$ 26,855	$ 26,855	$ 26,855	19,124	17,213	21,068	15,072	13,637	12,135	12,074	10,145	10,001	10,000
Average Annual Return, Percent	38.41%	14.18%	10.38%
C000209247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	39.41%	14.18%	10.38%
C000209246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R)
Account Value	$ 27,815	$ 27,815	$ 27,815	19,859	17,913	21,809	15,525	13,985	12,388	12,269	10,248	10,057	10,000
Average Annual Return, Percent	40.06%	14.74%	10.77%
C000209245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class Y)
Account Value	$ 29,226	$ 29,226	$ 29,226	20,766	18,638	22,579	15,997	14,335	12,632	12,447	10,351	10,103	10,000
Average Annual Return, Percent	40.74%	15.31%	11.32%
C000209244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R5)
Account Value	$ 29,030	$ 29,030	$ 29,030	20,604	18,483	22,368	15,837	14,185	12,504	12,353	10,298	10,077	10,000
Average Annual Return, Percent	40.94%	15.40%	11.25%
C000209243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R6)
Account Value	$ 29,054	$ 29,054	$ 29,054	20,628	18,497	22,391	15,842	14,185	12,504	12,353	10,298	10,077	10,000
Average Annual Return, Percent	40.85%	15.42%	11.26%
C000209266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class A) —including sales charge
Account Value	$ 27,110	$ 27,110	$ 27,110	19,615	18,003	22,119	15,770	14,686	12,809	12,461	10,371	9,981	9,450
Average Annual Return, Percent	30.60%	11.77%	10.49%
C000209266 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	38.21%	13.04%	11.11%
C000209253 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class C) —including sales charge
Account Value	$ 26,986	$ 26,986	$ 26,986	19,529	17,924	22,189	15,942	14,962	13,150	12,894	10,810	10,484	10,000
Average Annual Return, Percent	36.14%	12.17%	10.44%
C000209253 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	37.16%	12.17%	10.44%
C000209256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R)
Account Value	$ 27,932	$ 27,932	$ 27,932	20,268	18,657	22,976	16,425	15,338	13,416	13,087	10,919	10,536	10,000
Average Annual Return, Percent	37.83%	12.74%	10.82%
C000209258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class Y)
Account Value	$ 29,354	$ 29,354	$ 29,354	21,195	19,408	23,790	16,924	15,722	13,683	13,280	11,026	10,588	10,000
Average Annual Return, Percent	38.53%	13.30%	11.37%
C000209260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R5)
Account Value	$ 29,189	$ 29,189	$ 29,189	21,061	19,273	23,600	16,770	15,563	13,555	13,186	10,974	10,562	10,000
Average Annual Return, Percent	38.63%	13.40%	11.31%
C000209264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R6)
Account Value	$ 29,741	$ 29,741	$ 29,741	21,459	19,640	24,053	17,089	15,860	13,780	13,354	11,068	10,607	10,000
Average Annual Return, Percent	38.63%	13.40%	11.52%
C000209276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class A) —including sales charge
Account Value	$ 24,999	$ 24,999	$ 24,999	18,972	17,610	19,639	14,353	13,534	12,052	11,545	9,668	9,802	9,450
Average Annual Return, Percent	24.49%	11.78%	9.60%
C000209276 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class A) —excluding sales charge
Average Annual Return, Percent	31.76%	13.06%	10.22%
C000209268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class C) —including sales charge
Account Value	$ 24,916	$ 24,916	$ 24,916	18,910	17,552	19,721	14,519	13,797	12,381	11,945	10,077	10,297	10,000
Average Annual Return, Percent	29.81%	12.21%	9.56%
C000209268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class C) —excluding sales charge
Average Annual Return, Percent	30.81%	12.21%	9.56%
C000209270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R)
Account Value	$ 25,796	$ 25,796	$ 25,796	19,626	18,261	20,421	14,957	14,144	12,629	12,125	10,179	10,347	10,000
Average Annual Return, Percent	31.44%	12.77%	9.94%
C000209271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class Y)
Account Value	$ 27,117	$ 27,117	$ 27,117	20,522	19,005	21,145	15,411	14,499	12,886	12,311	10,286	10,401	10,000
Average Annual Return, Percent	32.13%	13.34%	10.49%
C000209272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R5)
Account Value	$ 26,960	$ 26,960	$ 26,960	20,388	18,859	20,969	15,269	14,350	12,753	12,217	10,230	10,372	10,000
Average Annual Return, Percent	32.23%	13.44%	10.43%
C000209273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R6)
Account Value	$ 27,482	$ 27,482	$ 27,482	20,786	19,231	21,377	15,570	14,623	12,972	12,376	10,323	10,419	10,000
Average Annual Return, Percent	32.20%	13.45%	10.64%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	$ 33,206	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,392	$ 23,392	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Average Annual Return, Percent	30.98%	10.14%	8.87%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 44,812	$ 44,812	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Average Annual Return, Percent	43.77%	19.00%	16.18%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	$ 32,298	$ 32,298	$ 23,429	$ 21,617	$ 25,894	$ 17,995	$ 16,337	$ 14,395	$ 13,504	$ 10,892	$ 10,449	$ 10,000
Average Annual Return, Percent	37.86%	14.60%	12.44%